Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Series Floating Rate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Floating Rate High Income Fund
Class Name	Fidelity® Series Floating Rate High Income Fund
Trading Symbol	FFHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Floating Rate High Income Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Floating Rate High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Amid resilient corporate profits, a realization that the U.S. economy was performing better than forecast and expectations that the U.S. Federal Reserve would keep interest rates higher for longer than originally anticipated, leveraged loans posted a solid gain for the 12 months ending September 30, 2024. Loan performance weakened and yields declined in the final three months of the period, falling in anticipation of the Fed's September 18 rate cut of 50 basis points.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 9.47% and detracted from performance versus the benchmark Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, security selection was the primary detractor, especially within all telecom and food products, as well as security selection and an underweight in health care.
•The biggest individual relative detractor was an overweight in Securus Technologies (-31%), which was not held at period end. A second notable relative detractor was an overweight in Del Monte (-24%). Another notable relative detractor this period was avoiding Air Medical, a benchmark component that gained about 53%.
•In contrast, the primary contributors to performance versus the benchmark were security selection in electronics/electrical and radio & television, along with an underweight in surface transport.
•Not owning Magenta Buyer, a benchmark component that returned -41%, was the top individual relative contributor. The second-largest relative contributor was timely ownership of Jo Ann Stores (-69%). Another notable relative contributor was a non-benchmark stake in Diamond Sports (+90%).
•By quality, positioning in unrated bonds helped most, whereas those rated CCC hurt most.
•Notable changes in positioning include higher allocations to financial intermediaries and chemicals & plastics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity® Series Floating Rate High Income Fund $10,000 $9,920 $10,376 $10,934 $11,570 $12,104 $12,148 $13,295 $13,071 $14,796 $16,224 Morningstar® LSTA® US Performing Loans $10,000 $10,188 $10,769 $11,353 $11,975 $12,334 $12,501 $13,604 $13,250 $15,023 $16,506 Bloomberg U.S. Universal Bond Index $10,000 $10,233 $10,859 $10,963 $10,853 $11,946 $12,745 $12,771 $10,865 $11,040 $12,373 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Floating Rate High Income Fund 9.65% 6.03% 4.96% Morningstar® LSTA® US Performing Loans 9.87% 6.00% 5.14% Bloomberg U.S. Universal Bond Index 12.08% 0.70% 2.15% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 251,817,285
Holdings Count | shares	544
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$251,817,285
Number of Holdings	544
Total Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]	BBB 1.0 BB 21.9 B 60.7 CCC,CC,C 5.3 Not Rated 5.1 Equities 1.4 Short-Term Investments and Net Other Assets (Liabilities) 4.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 88.8 Corporate Bonds 5.0 Common Stocks 1.4 Preferred Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 United Kingdom 1.9 Canada 1.7 Luxembourg 1.3 Netherlands 1.1 France 0.8 Ireland 0.5 Puerto Rico 0.4 Sweden 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.4 Asurion LLC 2.2 Caesars Entertainment Inc 1.2 Acrisure LLC 1.2 Polaris Newco LLC 1.2 Fertitta Entertainment LLC/NV 1.0 UKG Inc 0.9 Medline Borrower LP 0.9 Cloud Software Group Inc 0.9 MH Sub I LLC 0.9 12.8